PGIM Income Builder Fund
Schedule of Investments (unaudited) as of July 31, 2026
Description	Shares	Value
Long-Term Investments 98.7%
Affiliated Exchange-Traded Funds 15.8%
Fixed Income
PGIM Active Aggregate Bond ETF	451,164	$18,703,139
PGIM Active High Yield Bond ETF	626,719	21,646,874

Total Affiliated Exchange-Traded Funds (cost $46,076,611)(wa)		40,350,013
Affiliated Mutual Funds 63.4%
Domestic Equity 24.4%
PGIM Jennison Energy Infrastructure Fund (Class R6)	3,889,684	28,394,691
PGIM Real Estate Income Fund (Class R6)	4,232,399	33,901,516
		62,296,207
Fixed Income 25.5%
PGIM Core Conservative Bond Fund (Class R6)	3,634,903	30,751,276
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	4,759,928	34,414,283
		65,165,559
International Equity 13.5%
PGIM Quant Solutions International Equity Fund (Class R6)	3,163,126	34,446,444

Total Affiliated Mutual Funds (cost $131,839,455)(wa)		161,908,210
Common Stocks 12.8%
Aerospace & Defense 0.9%
Rheinmetall AG (Germany)	238	314,624
RTX Corp.	4,599	989,797
Safran SA (France)	2,609	1,025,288
		2,329,709
Banks 1.0%
Citigroup, Inc.	6,667	883,044
JPMorgan Chase & Co.	2,675	941,038
Truist Financial Corp.	15,959	827,315
		2,651,397
Beverages 0.2%
Coca-Cola Co. (The)	4,853	425,074
Biotechnology 0.8%
AbbVie, Inc.	4,543	1,140,020
Amgen, Inc.	2,186	841,960
		1,981,980
Building Products 0.2%
Johnson Controls International PLC	2,939	431,034
Commercial Services & Supplies 0.1%
Waste Management, Inc.	721	163,343
Communications Equipment 0.5%
Cisco Systems, Inc.	12,156	1,409,974
Consumer Finance 0.2%
American Express Co.	1,563	525,559

PGIM Income Builder Fund

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 0.4%
Walmart, Inc.	8,901	$989,791
Diversified Telecommunication Services 0.3%
AT&T, Inc.	26,633	619,217
BCE, Inc. (Canada)	13,088	283,748
		902,965
Electric Utilities 0.7%
Entergy Corp.	10,214	1,099,231
NextEra Energy, Inc.	3,940	342,465
PPL Corp.	9,355	329,389
		1,771,085
Electrical Equipment 0.7%
GE Vernova, Inc.	549	543,669
Siemens Energy AG (Germany)	7,133	1,218,624
		1,762,293
Energy Equipment & Services 0.2%
SLB Ltd.	8,717	432,276
Financial Services 0.3%
Visa, Inc. (Class A Stock)	2,161	791,207
Ground Transportation 0.1%
Union Pacific Corp.	868	253,569
Health Care Providers & Services 0.3%
CVS Health Corp.	8,088	844,630
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.	627	169,691
Starbucks Corp.	5,914	622,449
		792,140
Household Products 0.0%
Procter & Gamble Co. (The)	1,017	146,946
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	4,511	668,485
Industrial REITs 0.2%
Prologis, Inc.	2,927	423,273
Insurance 0.5%
Lincoln National Corp.	9,720	443,329
MetLife, Inc.	7,956	764,811
		1,208,140
Interactive Media & Services 0.2%
Alphabet, Inc. (Class A Stock)	1,612	574,082
IT Services 0.3%
International Business Machines Corp.	3,708	829,294

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Machinery 0.6%
Caterpillar, Inc.	1,264	$1,029,920
Parker-Hannifin Corp.	415	405,260
		1,435,180
Metals & Mining 0.2%
Rio Tinto PLC (Australia), ADR	5,086	492,579
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.	10,571	168,925
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream Corp.	31,267	686,936
ONEOK, Inc.	3,399	308,663
Shell PLC, ADR	9,035	831,039
Williams Cos., Inc. (The)	13,805	987,610
		2,814,248
Pharmaceuticals 0.5%
AstraZeneca PLC (United Kingdom)	3,849	652,944
Eli Lilly & Co.	584	670,923
		1,323,867
Semiconductors & Semiconductor Equipment 0.7%
Applied Materials, Inc.	789	400,552
Broadcom, Inc.	1,172	456,236
Lam Research Corp.	1,764	516,887
Texas Instruments, Inc.	1,477	407,268
		1,780,943
Software 0.1%
Microsoft Corp.	474	220,277
Specialized REITs 0.2%
Digital Realty Trust, Inc.	2,637	497,127
Specialty Retail 0.2%
O’Reilly Automotive, Inc.*	7,364	657,973
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.	3,467	1,070,991

Total Common Stocks (cost $17,622,911)		32,770,356
Preferred Stocks 0.3%
Aerospace & Defense 0.1%
Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	3,259	217,734
Electric Utilities 0.2%
NextEra Energy, Inc. , CVT, 7.234%, Maturing 11/01/27	10,076	493,019

Total Preferred Stocks (cost $646,897)		710,753

PGIM Income Builder Fund

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Unaffiliated Exchange-Traded Funds 6.4%
Invesco Preferred ETF(a)	118,887	$1,275,657
iShares 0-5 Year High Yield Corporate Bond ETF(a)	60,775	2,561,666
iShares iBoxx USD High Yield Corporate Bond ETF(a)	63,460	5,043,801
State Street SPDR Bloomberg Convertible Securities ETF	71,716	7,304,275

Total Unaffiliated Exchange-Traded Funds (cost $14,210,422)		16,185,399

Total Long-Term Investments (cost $210,396,296)		251,924,731

Short-Term Investments 4.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund	3,619,535	3,619,535
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $8,511,004; includes $8,485,695 of cash collateral for securities on loan)(b)	8,518,307	8,511,492

Total Short-Term Investments (cost $12,130,539)(wa)		12,131,027

TOTAL INVESTMENTS 103.4% (cost $222,526,835)		264,055,758
Liabilities in excess of other assets (3.4)%		(8,767,359)

Net Assets 100.0%		$255,288,399

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
iBoxx—Bond Market Indices
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,302,555; cash collateral of $8,485,695 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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